BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	The Company purchased a consulting and staffing services business of a U.S.-based IT services company on January 17, 2010, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining contingent payment of $ 5,400 has been paid as of December 31, 2012.

In accordance with ASC 805-30-35-1 the Company re-measured the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses. As a result, since the acquisition the Company recorded financial expenses of $ 173, $ 112 and $ 48 during 2010, 2011 and 2012, respectively.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and the information technology industry.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 4,873 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over periods ranging from 4-15 years, based on two types of customer relationships identified.

b.	On October 31, 2010, the Company purchased an 88% interest in Xsell Resources Inc, a consulting and staffing services company including a put and call option provided to the seller and to the Company, respectively, allowing to increase its holdings to 100%. The option price is calculated based on a multiple of gross profit. The Company paid a cash purchase price of $ 1,600. The acquired company provides a comprehensive range of consulting and staffing services for information technology industry.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing October 31, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers, which was completed in 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(908)
Non-controlling interest	(165)
Goodwill	1,988
Customer relationships	685

Total assets acquired	$1,600

Identifiable intangible assets, including customer relationships, were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 685 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of 6 years, based on the identified customer relationships.

During 2012, the Company exercised its call option and acquired the remaining 12% interest thereby completing the acquisition of 100% of the shares for an additional consideration of $ 314. As a result, the Company adjusted the non-controlling interest related to the acquisition that was initially recorded at the date of acquisition by an aggregate amount of $ 165, and a related adjustment to additional paid-in capital of $ 149.

c.	On January 1, 2011, the Company acquired a 51% ownership interest in its South African distributor, Magix Integration (Proprietary) Ltd., ("Magix Integration") for total consideration of up to $ 1,560 based on achievement by Magix Integration of certain performance targets for 2011, and an option to increase its holdings by 24% to 75% in total with a fair value of $ (807). The Company made an advance payment in cash as of December 2010 of $1,160 on account of this acquisition. Magix Integration specializes in the software integration and application development of the Company's platforms as well as the support of large-scale and complex systems in the public and financial sectors in South Africa. The Company believes that this acquisition will contribute to the Company's growth and presence in the region. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Fixed assets	$8
Non-controlling interest	(1,323)
Deferred tax liability	(437)
Goodwill	2,159
Customer relationships	1,560

Total assets acquired	1,967

Liabilities due to acquisition activities	(807)

Net assets acquired	$1,160

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 1,560 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of ten years, based on the customer relationships identified.

On April 1, 2011, the Company exercised its option to acquire the 24% in Magix Integration as stipulated in the original acquisition agreement for $ 1,105. On October 1, 2011, the Company purchased additional shares in Magix Integration, thereby completing the acquisition of 100% of the shares in Magix Integration for an additional consideration of up to $ 587 based on achievement by Magix Integration of certain performance targets through 2012. As a result, the Company adjusted the non-controlling interest related to Magix Integration that was initially recorded at the date of acquisition and income attributed to the Magix Integration non-controlling interest up-to the exercise of the option and additional purchase by an aggregate of $ 1,466, and a related adjustment to additional paid in capital of $ 226.

d.	In May 2011, the Company acquired a 95% interest in Complete Business Solutions Ltd, and a 100% interest in Complete Information Technology Ltd., The companies are prominent software solution providers and leading Business Partners of SAP with many years of experience in distributing and implementing SAP Business One ERP Software. The Company paid a cash purchase price of $ 5,967.

The Company believes that the acquisition of this business will enable it to expand its offers and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing May 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$572
Non-controlling interest	(262)
Intangible assets	2,359
Deferred tax liability	(589)
Goodwill	3,887
Net assets acquired	$5,967

*)	In the 2011 financial statements, the Company included provisional amounts of the estimated fair values of the tangible and intangible assets. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments recorded in the fair value of the tangible and intangible assets and liabilities at the purchase date were increase in goodwill of $ 480 and recognition of deferred tax liability of $ 589. Adjustments recorded in profit and loss were immaterial.

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 1,930 and $ 429 of the purchase price were allocated to customer relationships and the non-compete agreement, respectively. The Company amortizes the customer relationships and non-compete agreement over periods of 4-10 years and 8 years, respectively.

e.	On December 27, 2011, the Company completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $ 12,565. During 2012, the Company paid an additional amount of $ 140 with respect to the acquisition. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications. The Company believes the acquisition will broaden its product portfolio and strengthens the presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

*)	In the 2011 financial statements the Company included provisional amounts of the estimated fair values of the tangible and intangible assets. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments recorded in the fair value of the tangible and intangible assets and liabilities at the purchase date were increase in intangible assets of $ 1,465 and increase in deferred revenues of $ 1,348. Adjustments recorded in profit and loss were immaterial.

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 4,430, $ 2,138 and $ 683 of the purchase price were allocated to customer relationships, developed technology and backlog, respectively. The Company amortizes the customer relationships, backlog and acquired technology over periods of 15 years, 15 years and 3.5 years, respectively.

f.	In July 2012, the Company acquired an 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"), a software and systems development house that specializes in providing advanced IT and communications services and solutions, for a total consideration of $ 9,021, of which $ 4,990 was paid upon closing and the remaining $ 4,031 is to be paid during the next two years, of which, $ 1,414 is contingent upon the acquired business meeting certain operational targets in 2012 and 2013, and $ 2,617 in deferred payments. The Purchaser and the seller hold mutual Call and Put options respectively for the remaining 20% interest in the group. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 1,880.

As of December 31, 2012 the Company's liability towards the sellers is estimated at $ 4,042. The Company believes that the acquisition of this business will enable it to expand its professional services offering and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

Below are certain unaudited pro forma combined statements of income data for the year ended December 31, 2011 and 2012, respectively, as if the acquisition in Note 3f had occurred at January 1, 2011, after giving effect to purchase accounting adjustments, including amortization of intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$122,873	$132,251
Net income attributable to Magic Software Enterprises shareholders	$15,668	$16,225
Earnings per share
Basic	$0.43	$0.44
Diluted	$0.42	$0.44